Note 15 - Concentration of Risk - Schedule of Concentration Risks (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member]	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Customer A [Member]
Revenues, customer concentration risk	0.00%	73.00%
Customer B [Member]
Revenues, customer concentration risk	0.00%	27.00%	48.00%
Customer C [Member]
Revenues, customer concentration risk	0.00%	0.00%